INCOME TAXES - Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Amount
U.S. federal income tax provision (benefit) at statutory rate			$ (2,126)	$ (2,754)
State income tax expense			4	1
Foreign income and losses taxed at different rates			(28)	(68)
Change in valuation allowance			2,090	4,122
Non-deductible or non-taxable items			37	(1,302)
Foreign income taxes			0	2
Effect of income tax rate changes on deferred items			27	2
Income tax expense	$ 0	$ 0	$ 4	$ 3
Rate
U.S. federal income tax provision (benefit) at statutory rate			21.00%	21.00%
State income tax expense			5.00%	5.00%
Foreign income and losses taxed at different rates			1.00%	1.00%
Change in valuation allowance			(32.00%)	(32.00%)
Non-deductible or non-taxable items			5.00%	5.00%
Foreign income taxes			0.00%	0.00%
Effect of income tax rate changes on deferred items			0.00%	0.00%
Provision (benefit) for income taxes			0.00%	0.00%